ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2023	2022
Accrued professional fees	$356	$393
Accrued compensation	423	201
Accrued royalties	45	122
Accrued advertising expenses	2	21
Accrued director compensation and liability insurance	100	107
Other	256	307
	$1,182	$1,151